Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000123053 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123053 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000123053 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123053 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123053 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123053 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123053 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123053 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123053 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | 78467J100 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	97.90%
C000123053 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	2.10%
C000123053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123053 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000123053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000123053 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000123053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000123053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000123053 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000138389 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000138389 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138389 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138389 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138389 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138389 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138389 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138389 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000138389 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | 78467J100 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	97.90%
C000138389 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	2.10%
C000138389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000138389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000138389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000138389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000138389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000138389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000236986 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236986 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236986 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236986 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236986 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236986 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236986 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236986 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236986 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | 78467J100 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	97.90%
C000236986 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236986 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236986 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236986 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000236986 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000236985 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236985 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236985 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236985 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236985 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236985 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236985 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236985 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236985 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | 78467J100 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	97.90%
C000236985 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	2.10%
C000236985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236985 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000236985 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000218236 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218236 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218236 | 4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218236 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218236 | BF03BV1 | Ayvens S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | BW9P816 | CK Hutchison Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | 4352097 | Fresenius SE & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218236 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218236 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218236 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218236 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218236 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218236 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218236 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218236 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218236 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218236 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218236 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218236 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218236 | France
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000218236 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218236 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000218236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218236 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000218236 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000218236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	98.20%
C000218237 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218237 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218237 | 4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218237 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218237 | BF03BV1 | Ayvens S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | BW9P816 | CK Hutchison Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | 4352097 | Fresenius SE & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218237 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218237 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218237 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218237 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218237 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218237 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218237 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218237 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218237 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218237 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218237 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218237 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218237 | France
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000218237 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218237 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000218237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218237 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000218237 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000218237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	98.20%
C000216823 | 31846V336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216823 | 09789C788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.10%
C000256096 | 31846V336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256096 | 09789C788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	78.10%
C000216825 | 31846V336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216825 | 09789C788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000226152 | 31846V336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226152 | 09789C788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000238715 | 78464A870 | State Street SPDR S&P Biotech ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000238715 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238715 | 92189H607 | VanEck Oil Services ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000238715 | 316092600 | Fidelity MSCI Health Care Index ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000238715 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238715 | 922042866 | Vanguard FTSE Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000238715 | 003260106 | abrdn Physical Platinum Shares ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238715 | 500767678 | KraneShares Global Carbon Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238715 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238715 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238715 | Commodity003260106
Holdings [Line Items]
Percent of Total Investments	100.00%
C000238715 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238715 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000238715 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.70%